Summary of Principal Accounting Policies (Details 9) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings per share
Net income (loss) attributable to E-House ordinary shareholders basic	$ (56,971,404)	$ (270,357,081)	$ 36,154,393
Decrease of income from CRIC			(278,491)
Net income (loss) attributable to E-House ordinary shareholders diluted	(56,971,404)	(270,357,081)	35,875,902
Weighted average ordinary shares outstanding	106,159,388	79,769,823	80,287,171
Share options and restricted shares			1,015,451
Weighted average number of ordinary shares outstanding diluted	106,159,388	79,769,823	81,302,622
Basic earnings (loss) per share	$ (0.54)	$ (3.39)	$ 0.45
Diluted earnings (loss) per share	$ (0.54)	$ (3.39)	$ 0.44
Diluted earnings (loss) per share that does not include instruments whose inclusion would be anti-dilutive
Share options and restricted shares excluded from computation of diluted earnings (loss) per share as their inclusion would have been anti-dilutive (in shares)	14,660,788	3,345,726
Non-controlling interest
Non-controlling interest in CRIC included in the Company's consolidated balance sheets	6,188,582	271,006,234
Net income (loss) allocated to CRIC	(14,077,967)	(194,663,431)	12,521,421
Effects of changes in E-House's ownership interest in CRIC on equity attributable to E-House
Net income (loss) attributable to E-House	(56,971,404)	(270,357,081)	36,154,393
CRIC
Earnings per share
Net income (loss) attributable to E-House ordinary shareholders basic	(56,971,404)	(270,357,081)	36,154,393
Non-controlling interest
Ownership interest retained by E-House (as a percent)		54.12%
Non-controlling interest in CRIC included in the Company's consolidated balance sheets		268,136,200
Net income (loss) allocated to CRIC	(13,547,386)	(190,696,283)	12,271,520
Effects of changes in E-House's ownership interest in CRIC on equity attributable to E-House
Net income (loss) attributable to E-House	(56,971,404)	(270,357,081)	36,154,393
Transfers to the non-controlling interest:
Decrease in E-House's additional paid-in capital for purchase of 1,384,420, 4,206,600 and 64,642,647 CRIC common shares for the years ended December 31, 2010, 2011 and 2012 respectively	(149,461,182)	(120,820)	(3,614,582)
Purchase of common shares to effect changes in E-house's ownership interest	64,642,647	4,206,600	1,384,420
Decrease in E-House's additional paid-in capital for the exercise of CRIC's options and the vesting of CRIC's restricted shares	(332,951)	(2,353,082)	(1,995,625)
Net transfers to non-controlling interest	(149,794,133)	(2,473,902)	(5,610,207)
Change from net income attributable to E-House and transfers (to) from non-controlling interest	$ (206,765,537)	$ (272,830,983)	$ 30,544,186